Financial liabilities - Additional Information (Details) € in Thousands			1 Months Ended				6 Months Ended		12 Months Ended
	Jul. 10, 2020 EUR (€) quarterly_instalment	Jun. 22, 2020 EUR (€) quarterly_instalment	Jul. 31, 2020	Mar. 31, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€) tranche	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2018 EUR (€) tranche	Jun. 05, 2020 EUR (€)
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Proceeds from borrowings							€ 0	€ 5,350
Royalties agreement, period							6 years
EIB loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Number of tranches | tranche						3			3
Proceeds from borrowings				€ 14,000	€ 16,000
Borrowing, deferment period to request funds			12 months
Royalties agreement, period						6 years
Borrowings							€ 36,600
EIB loan | Fixed interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Total interest payable							6,600
Interest payable							2,900
EIB loan | Variable interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Total interest payable							€ 17,200
EIB loan | Top of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount						€ 40,000			€ 40,000
HSBC "PGE" and Bpifrance "PGE"
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount										€ 10,000
Percentage of State-Guaranteed loan										0.90
Borrowing, maturity							5 years
HSBC “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Proceeds from borrowings		€ 5,000
Percentage of State-Guaranteed loan		0.90
Borrowing, maturity		6 years
Borrowing, initial period bearing no interest		12 months
Borrowing, subsequent period bearing interest		5 years
Borrowing, interest rate		0.31%
Borrowing, guarantee fee		0.50%
Borrowing, guarantee fee for the last three years		1.00%
Borrowing, initial period bearing no interest, extension period requested		12 months
Bpifrance “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Proceeds from borrowings	€ 5,000
Percentage of State-Guaranteed loan	0.90
Borrowing, maturity	6 years
Borrowing, initial period bearing no interest	12 months
Borrowing, subsequent period bearing interest	5 years
Borrowing, interest rate	2.25%
Borrowing, guarantee fee	1.61%
Number of quarterly instalments | quarterly_instalment	20
Banque Publique d’Investissement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances deferment period									18 months
Advances received									€ 2,100
Bpifrance
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances received								350
Authorized amount to be advanced								€ 500
Tranche one | HSBC “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Number of quarterly instalments | quarterly_instalment		20
Tranche two | HSBC “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Number of quarterly instalments | quarterly_instalment		16